ANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
IFT Money Market Portfolio
Franklin U.S. Government Securities Money Market Portfolio

June 30, 1999



SHAREHOLDER LETTER


Dear Shareholder:

We are pleased to bring you the annual report for Franklin's IFT Money Market Portfolio and Franklin U.S. Government Securities Money Market Portfolio for the period ended June 30, 1999.

During the year under review, domestic economic growth continued at a robust pace. Real U.S. gross domestic product (GDP) growth for the first three quarters of the fund's fiscal year averaged 4.66% annualized, and most projections for the final quarter ending in June are also above the Federal Reserve Board's (the Fed's) targeted long-term growth rate of 2.5%. For nearly the past year and a half, U.S. economic performance has reflected a balance between the effects of weakness abroad and a surge in credit-driven spending by U.S. households. Reduced inflation associated with recession in much of the rest of the world, along with the Fed's easing of interest rates in fall 1998 when credit growth threatened to falter, allowed for substantial declines in interest rates. This combination also increased equity and real estate prices that, in turn, powered domestic spending. The result has been an enviable position of rapid economic growth coupled with low inflation and rising asset prices.

Foreign growth is now beginning to improve. The emerging markets crisis has largely dissipated, and forecasts point to a return to more normal growth. Even Japan, mired in a deep recession for years, showed signs of life during the period under review, with annualized first quarter GDP growth of 4.3%, well above estimates.


CONTENTS

Shareholder Letter .........................................................  1

Fund Reports
 Franklin's IFT
 Money Market Portfolio ....................................................  3

 Franklin U.S. Government
 Securities Money Market
 Portfolio .................................................................  5

Financial Highlights &
Statement of Investments ...................................................  7

Financial Statements ....................................................... 11

Notes to
Financial Statements ....................................................... 14

Independent
Auditors' Report ........................................................... 16


[Fund Category Graphics]


The prospect of sizzling domestic demand and a stronger global backdrop posed a realistic threat that the U.S. economy might overheat. An unexpected spike in April's inflation number coupled with strength in oil prices put the market on notice. In response, the Fed raised the federal funds target rate 0.25%, to 5.00%, at its June meeting. The bond market has also reacted unfavorably to the prospect of higher inflation, and the 30-year Treasury yield rose from its all-time low of 4.70% on October 5, 1998, to 5.96% on June 30, 1999.

We continue to invest the funds' assets in only the highest quality money market securities. Consistent with the funds' objective of providing shareholders with a higher quality and conservative investment vehicle, we do not invest the funds' cash in derivatives or other potentially volatile securities that we believe involve undue risk.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of June 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the funds' portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Charles B. Johnson
------------------------------
Charles B. Johnson
Chairman
Franklin's Institutional Fiduciary Trust




FRANKLIN'S
IFT MONEY MARKET PORTFOLIO

Franklin's IFT Money Market Portfolio (the Fund) seeks to provide a high level of current income, consistent with capital preservation and liquidity. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment objective as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

-    U.S. government and federal agency obligations(1)

-    Certificates of deposit

-    Bankers' acceptances

-    High grade commercial paper

-    High grade short-term corporate obligations

-    Repurchase agreements collateralized by U.S. government securities(1)

The Portfolio's composition as a percentage of total investments on June 30, 1999, is shown to the right.


MONEY MARKET PORTFOLIO
The Portfolio Composition
6/30/99

Commercial Paper            39.1%
Repurchase Agreements       30.7%
Certificates of Deposit     27.2%
Bank Notes                   3.4%


1. U.S. government securities owned or held under repurchase agreement by the Portfolio, but not shares of Franklin's IFT Money Market Portfolio, are guaranteed by the U.S. government as to the timely payment of principal and interest.



PERFORMANCE SUMMARY

FRANKLIN'S
IFT MONEY MARKET PORTFOLIO
Period Ended June 30, 1999
----------------------------------------

7-Day Current Yield(3):         4.61%

7-Day Effective Yield(3):       4.72%

Average
Weighted Maturity:               57 days


FRANKLIN'S IFT MONEY MARKET PORTFOLIO
Total Returns vs. Lipper Institutional Money Market Funds Index(2) Periods Ended June 30, 1999

                     Franklin               Lipper
                     --------               ------

One-Year                5.02%                4.97%
Three-Year             16.89%               16.44%
Five-Year              30.19%               29.32%
Ten-Year               69.49%               68.12%


2. Source for the Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of June 30, 1999, there were 198 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

3. Annualized and effective yields are for the 7-day period shown and reflect fluctuations in interest rates on Portfolio investments, and Fund expenses. Past performance does not guarantee future results.

Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.35% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 4.58% and 4.68%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.


           Past performance is not predictive of future results.



FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO


The Franklin U.S. Government Securities Money Market Portfolio (the Fund) seeks to earn high current income consistent with capital preservation and liquidity. It pursues its objective by investing all of its assets in shares of the U.S. Government Securities Money Market Portfolio (the Portfolio), which has an investment objective identical to the Fund's. The Portfolio, in turn, invests primarily in repurchase agreements collateralized by U.S. government securities, and in marketable securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.(4) The Portfolio's composition as of June 30, 1999 is shown to the right.

Franklin Templeton provides extended times for placing trades in the Franklin U.S. Government Securities Money Market Portfolio. Investors may purchase and redeem shares each business day, up to 4:30 p.m. Eastern time (1:30 p.m. Pacific time). This feature gives our shareholders the opportunity to invest monies received late in the day and earn same-day dividends, rather than allow that money to remain idle overnight or over a weekend. When purchasing shares of the Fund, investors may also request next-day settlement exchanges to other money market funds in the Trust.(5)


U.S. GOVERNMENT SECURITIES
MONEY MARKET PORTFOLIO
Portfolio Composition
6/30/99


[PIE CHART]


Repurchase Agreements              68.4%
Government Securities              31.1%


4. U.S. government securities owned or held under repurchase agreement by the underlying Portfolio, but not shares of the Franklin U.S. Government Securities Money Market Portfolio, are guaranteed by the U.S. government as to the timely payment of principal and interest.

5. The exchange program may be modified or discontinued by the Fund. Shareholders using timing services will be charged a $5 fee for each exchange. Certain funds do not permit timing accounts or there may be certain restrictions, as detailed in each fund's prospectus.



PERFORMANCE SUMMARY

FRANKLIN
U.S. GOVERNMENT SECURITIES
MONEY MARKET PORTFOLIO
Period Ended June 30, 1999
-------------------------------------------
7-Day Current Yield (7):           4.47%

7-Day Effective Yield (7):         4.57%

Average
Weighted Maturity:                 36 days


FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO
Total Returns vs. Lipper Institutional U.S. Government Market Funds Index(6) Period Ended June 30, 1999

                          FRANKLIN             LIPPER
                          --------             ------

One-Year                   4.81%                4.85%
Three-Year                16.42%               16.19%
Five-Year                 29.35%               28.81%
Ten-Year                  67.71%               66.50%


6. Source for the Lipper Institutional U.S. Government Money Market Funds
Index is Lipper Analytical Services, Inc. As of June 30, 1999, there were 96 funds in the institutional U.S. government money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

7. Annualized and effective yields are for the 7-day period shown and reflect fluctuations in interest rates on portfolio investments, and Fund expenses. Past performance does not guarantee future results.

Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.35% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 4.43% and 4.53%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.


          Past performance is not predictive of future results.




INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights

MONEY MARKET PORTFOLIO

                                                                                     YEAR ENDED JUNE 30,
                                                            -------------------------------------------------------------
                                                                   1999          1998        1997        1996        1995
                                                            -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $      1.00     $    1.00   $    1.00   $    1.00   $    1.00
                                                            -------------------------------------------------------------
Income from investment operations - net
  investment income .....................................          .049          .054        .053        .055        .053
Less distributions from net investment income ...........         (.049)        (.054)      (.053)      (.055)      (.053)
                                                            -------------------------------------------------------------
Net asset value, end of year ............................   $      1.00     $    1.00   $    1.00   $    1.00   $    1.00
                                                            =============================================================
Total return(*) .........................................          5.02%         5.58%       5.42%       5.61%       5.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $ 1,289,010     $ 175,881   $ 185,088   $ 341,295   $ 272,147
Ratios to average net assets:
 Expenses(**) ...........................................           .31%          .20%        .20%        .19%        .15%
 Expenses excluding waiver and payments by affiliate(**).           .33%          .24%        .24%        .24%        .24%
 Net investment income ..................................          4.82%         5.44%       5.27%       5.45%       5.40%


* Total return is not annualized for periods less than one year.

** The expense ratio includes the Fund's share of the Portfolio's allocated expenses.


See notes to financial statements.


INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999


MONEY MARKET PORTFOLIO                                                             SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 100.5%
The Money Market Portfolio (Note 1) (COST $1,295,694,772) .................   1,295,694,772      $1,295,694,772
OTHER ASSETS, LESS LIABILITIES (.5%) ......................................                          (6,684,784)
                                                                                                 --------------
NET ASSETS 100.0% .........................................................                      $1,289,009,988
                                                                                                 ==============

                     See notes to financial statements.




INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights


FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                                      YEAR ENDED JUNE 30,
                                                            -----------------------------------------------------------------
                                                                 1999          1998          1997          1996          1995
                                                            -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                            -----------------------------------------------------------------
Income from investment operations - net
  investment income .....................................        .047          .054          .052          .054          .052
Less distributions from net investment income ...........       (.047)        (.054)        (.052)        (.054)        (.052)
                                                            -----------------------------------------------------------------
Net asset value, end of year ............................   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                            =================================================================
Total return(*) .........................................        4.82%         5.51%         5.29%         5.50%         5.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $ 111,566     $ 131,151     $ 136,705     $ 152,173     $ 334,830
Ratios to average net assets:
 Expenses(**) ...........................................         .30%          .20%          .20%          .19%          .15%
 Expenses excluding waiver and payments by affiliate(**).         .34%          .26%          .26%          .26%          .23%
 Net investment income ..................................        4.69%         5.34%         5.14%         5.44%         5.26%


* Total return is not annualized for periods less than one year.

** The expense ratio includes the Fund's share of the Portfolio's allocated expenses.


See notes to financial statements.


INSTITUTIONAL FIDUCIARY TRUST
Statement of Investments, June 30, 1999


FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                       SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 101.6%
The U.S. Government Securities Money Market Portfolio (Note 1) (Cost $113,377,163) .........  113,377,163         $113,377,163
OTHER ASSETS, LESS LIABILITIES (1.6%) ......................................................                        (1,811,131)
                                                                                                                  ------------
NET ASSETS 100.0% ..........................................................................                      $111,566,032
                                                                                                                  ============


                    See notes to financial statements.



INSTITUTIONAL FIDUCIARY TRUST
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1999

                                                                                              FRANKLIN
                                                                                           U.S. GOVERNMENT
                                                                                             SECURITIES
                                                                           MONEY MARKET     MONEY MARKET
                                                                             PORTFOLIO        PORTFOLIO
                                                                          --------------------------------
Assets:
 Investments in securities, at value and cost .........................   $1,295,694,772   $  113,377,163
                                                                          -------------------------------
Liabilities:
 Payables:
  Capital shares redeemed .............................................        6,334,683        1,690,163
  Affiliates ..........................................................          146,770           22,222
 Distributions to shareholders ........................................          189,072           72,958
 Other liabilities ....................................................           14,259           25,788
                                                                          -------------------------------
      Total liabilities ...............................................        6,684,784        1,811,131
                                                                          -------------------------------
Net assets, at value ..................................................   $1,289,009,988   $  111,566,032
                                                                          ===============================
Shares outstanding ....................................................    1,289,009,988      111,566,032
                                                                          ===============================
Net asset value per share .............................................           $ 1.00           $ 1.00
                                                                          ===============================


                  See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (continued)

STATEMENTS OF OPERATIONS
for the year ended June 30, 1999

                                                                                                   FRANKLIN
                                                                                                U.S. GOVERNMENT
                                                                                                   SECURITIES
                                                                                  MONEY MARKET    MONEY MARKET
                                                                                   PORTFOLIO       PORTFOLIO
                                                                                 -----------------------------
Investment income:
 Dividends ..................................................................    $ 13,919,535    $  6,673,684
                                                                                 ----------------------------
Expenses:
 Administrative fees (Note 3) ...............................................         444,184         203,308
 Transfer agent fees (Note 3) ...............................................          10,357          15,737
 Reports to shareholders ....................................................           8,058           5,913
 Registration and filing fees ...............................................          19,789          11,062
 Professional fees ..........................................................          16,827          10,138
 Trustees' fees and expenses ................................................           9,954           6,463
 Other ......................................................................           1,458           7,171
                                                                                 ----------------------------
      Total expenses ........................................................         510,627         259,792
      Expenses waived/paid by affiliate (Note 3) ............................         (64,463)        (55,500)
                                                                                 ----------------------------
       Net expenses .........................................................         446,164         204,292
                                                                                 ----------------------------
        Net investment income ...............................................      13,473,371       6,469,392
                                                                                 ----------------------------
Net increase in net assets resulting from operations ........................    $ 13,473,371    $  6,469,392
                                                                                 ============================


                    See notes to financial statements.



INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended June 30, 1999 and 1998

                                                                                              FRANKLIN U.S. GOVERNMENT SECURITIES
                                                              MONEY MARKET PORTFOLIO                 MONEY MARKET PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                              1999               1998               1999               1998
                                                       --------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
      Net investment income ........................   $    13,473,371    $    11,423,232    $     6,469,392    $     7,111,746
 Distributions to shareholders from net investment
   income ..........................................       (13,473,371)       (11,423,232)        (6,469,392)        (7,111,746)
 Capital share transactions (Note 2) ...............     1,113,128,619         (9,206,790)       (19,584,891)        (5,553,740)
                                                       ------------------------------------------------------------------------
      Net increase (decrease) in net assets ........     1,113,128,619         (9,206,790)       (19,584,891)        (5,553,740)
Net assets (there is no undistributed net investment
 income at beginning or end of year):
  Beginning of year ................................       175,881,369        185,088,159        131,150,923        136,704,663
                                                       ------------------------------------------------------------------------
  End of year ......................................   $ 1,289,009,988    $   175,881,369    $   111,566,032    $   131,150,923
                                                       ========================================================================


See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of three separate series (the Funds). All Funds included in this report are diversified. The investment objective of the funds included in this report is to seek high current income consistent with the preservation of capital and liquidity.

The Institutional Fiduciary Trust Money Market Portfolio (Money Market Fund) and the Franklin U.S. Government Securities Money Market Portfolio (U.S. Government
Fund) invest substantially all of their assets in the Money Market Portfolio and the U.S. Government Securities Money Market Portfolio (the Portfolios), respectively. The Portfolios are registered under the Investment Company Act of 1940 as diversified, open-end investment companies having the same investment objectives as the Funds'. The financial statements of the Portfolios, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

On November 19, 1998, the Franklin U.S. Treasury Money Market Portfolio and the Franklin U.S. Government Agency Money Market Fund (funds of the Trust) ceased operations pursuant to a resolution approved by the Board of Trustees.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION

The Money Market Fund and the U.S. Government Fund hold Portfolio shares that are valued at their proportionate interest in the net asset values of the Money Market Portfolio and the U.S. Government Securities Money Market Portfolio, respectively. At June 30, 1999, the Money Market Fund owns 35.28% of the Money Market Portfolio and the U.S. Government Fund owns 43.87% of the U.S. Government Securities Money Market Portfolio.

b. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Funds.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.




INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST

At June 30, 1999, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                                                                               FRANKLIN U.S.
                                                                                                 GOVERNMENT
                                                                          MONEY MARKET        SECURITIES MONEY
                                                                            PORTFOLIO         MARKET PORTFOLIO
                                                                         -------------------------------------
Year ended June 30, 1999
 Shares sold ..........................................................  $ 3,137,711,337      $   716,692,153
 Shares issued in reinvestment of distributions .......................       10,832,591            4,641,979
 Shares redeemed ......................................................   (2,035,415,309)        (740,919,023)
                                                                         ------------------------------------
 Net increase (decrease) ..............................................  $ 1,113,128,619      $   (19,584,891)
                                                                         ====================================
Year ended June 30, 1998
 Shares sold ..........................................................  $ 1,903,990,386      $ 1,083,873,539
 Shares issued in reinvestment of distributions .......................        7,424,227            3,876,501
 Shares redeemed ......................................................   (1,920,621,403)      (1,093,303,780)
                                                                         ------------------------------------
 Net decrease .........................................................  $    (9,206,790)     $    (5,553,740)
                                                                         ====================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or directors of Franklin Advisers Inc. (Advisers), Franklin/Templeton Distributors Inc. (Distributors), and Franklin/Templeton Investor Services Inc. (Investor Services), the Funds' investment manager, principal underwriter, and transfer agent respectively, and of the Portfolios.

Shares of the Money Market Fund are offered to other investment companies managed by Advisers or its affiliates.

At June 30, 1999, investment companies managed by Advisers or its affiliates owned 989,920,119 shares of the Money Market Fund.

The Funds paid an administrative fee to Advisers of .05% per year through October 31, 1998 and .20% per year thereafter, based on average daily net assets.

Advisers agreed in advance to waive administrative fees as noted in the Statement of Operations.

The Funds paid transfer agent fees of $26,094, of which $5,559 was paid to Investor Services.


INSTITUTIONAL FIDUCIARY TRUST
Independent Auditors' Report


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF INSTITUTIONAL FIDUCIARY TRUST:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Institutional Fiduciary Trust (hereafter referred to as the "Funds") at June 30, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
August 3, 1999



THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE MONEY MARKET PORTFOLIO

                                                                                           YEAR ENDED JUNE 30,
                                                            -----------------------------------------------------------------------
                                                                   1999            1998           1997           1996          1995
                                                            -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $      1.00     $      1.00    $      1.00    $      1.00   $      1.00
                                                            -----------------------------------------------------------------------
Income from investment operations - net investment income          .051            .055           .053           .055          .053
Less distributions from net investment income ...........         (.051)          (.055)         (.053)         (.055)        (.053)
                                                            -----------------------------------------------------------------------
Net asset value, end of year ............................   $      1.00     $      1.00    $      1.00    $      1.00   $      1.00
                                                            -----------------------------------------------------------------------

Total return(*) .........................................          5.18%           5.64%          5.47%          5.66%         5.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $ 3,672,404     $ 2,043,629    $ 1,773,546    $ 1,550,085   $ 1,305,574
Ratios to average net assets:
 Expenses ...............................................           .15%            .15%           .15%           .15%          .15%
 Expenses excluding waiver and payments by affiliate ....           .15%            .16%           .16%           .16%          .16%
 Net investment income ..................................          5.04%           5.50%          5.34%          5.50%         5.42%


*  Total return is not annualized for periods less than one year.


                 See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 1999



                                                                                                 PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                                        AMOUNT          VALUE
 --------------------------------------------------------------------------------------------------------------------------
    BANK NOTES 3.4%
    NationsBank NA, Charlotte Branch, 4.87% - 5.27%, 8/02/99 - 10/18/99 ......................    $100,000,000   $ 100,000,718
    Wachovia Bank NA, North Carolina Branch, 4.92%, 8/26/99 ..................................      25,000,000      25,000,384
                                                                                                                 -------------
    TOTAL BANK NOTES (COST $125,001,102) .....................................................                     125,001,102
                                                                                                                 -------------
    CERTIFICATES OF DEPOSIT 27.2%
    ABN-AMRO Bank NV, Chicago Branch, 5.10%, 4/07/00 .........................................      24,000,000      23,994,659
    Australia & New Zealand Banking Group, New York Branch, 5.065% - 5.09%, 09/17/99 - 9/29/99      75,000,000      75,001,493
    Bank of Montreal, Chicago Branch, 5.12% - 5.245%, 3/02/00 - 4/10/00 ......................      50,000,000      49,994,749
    Bank of Nova Scotia, Portland Branch, 4.97%, 9/02/99 .....................................      25,000,000      25,000,432
    Barclays Bank PLC, New York Branch, 4.99% - 5.005%, 9/07/99 - 9/10/99 ....................      75,000,000      75,001,915
    Bayerische Landesbank, New York Branch, 4.91%, 7/02/99 ...................................      25,000,000      25,000,007
    Bayerische Vereinsbank, New York Branch, 4.92%, 7/01/99 - 7/06/99 ........................      50,000,000      50,000,000
    Credit Agricole Indosuez, New York Branch, 4.90% - 5.31%, 7/12/99 - 1/13/00 ..............     100,000,000     100,006,049
    Credit Communal De Belgique, New York Branch, 5.01%, 9/03/99 .............................      25,000,000      25,000,878
    Den Danske Bank, New York Branch, 5.08%, 9/21/99 .........................................      25,000,000      25,000,562
    Deutsche Bank AG, New York Branch, 5.27% - 5.62%, 3/03/00 - 6/26/00 ......................     124,000,000     123,960,604
    Landesbank Hessen Thuringen, New York Branch, 4.88%, 7/14/99 .............................      25,000,000      25,000,045
    Morgan Guaranty & Trust, New York Branch, 4.95% - 5.07%, 9/22/99 - 9/23/99 ...............      50,000,000      49,989,147
    National Westminster Bank PLC, New York Branch, 5.13%, 10/08/99 ..........................      25,000,000      25,000,677
    Rabobank Nederland NV, New York Branch, 5.41% - 5.64%, 7/30/99 - 6/01/00 .................      25,500,000      25,491,408
    Royal Bank of Canada, New York Branch, 4.91% - 5.70%, 8/09/99 - 7/03/00 ..................      50,000,000      49,997,964
    Societe Generale, New York Branch, 4.86% - 5.11%, 7/26/99 - 10/04/99 .....................      50,000,000      50,000,000
    Svenska Handelsbanken, New York Branch, 4.875%, 7/16/99 ..................................      25,000,000      25,000,050
    Toronto Dominion Bank, New York Branch, 4.90% - 5.10%, 10/25/99 - 2/22/00 ................      50,000,000      49,994,548
    UBS AG, New York Branch, 4.93% - 5.27%, 10/15/99 - 11/10/99 ..............................     100,000,000     100,003,298
                                                                                                                 -------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $998,438,485) ........................................                     998,438,485
                                                                                                                 -------------
(a) COMMERCIAL PAPER 39.1%
    Abbey National North America Corp., 4.74% - 4.82%, 7/08/99 - 7/22/99 .....................      85,000,000      84,825,176
    American Express Credit Corp., 4.79% - 5.03%, 7/08/99 - 8/20/99 ..........................     125,000,000     124,420,569
    Associates Corp. of North America, 4.85% - 4.92%, 8/12/99 - 8/31/99 ......................     100,000,000      99,300,300
    BIL North America Inc., 4.805%, 7/23/99 ..................................................      25,000,000      24,926,590
    Canadian Imperial Holdings Inc., 5.75%, 7/01/99 ..........................................     125,000,000     125,000,000
    Chevron U.K. Investment PLC, 4.85%, 9/01/99 ..............................................       5,000,000       4,958,236
    Coca Cola Co., 5.00%, 9/16/99 - 9/24/99 ..................................................      50,000,000      49,437,500
    Cregem North America Inc., 4.80% - 4.87%, 7/06/99 - 8/25/99 ..............................      80,000,000      79,629,125
    Den Danske Corp. Inc., 4.81% - 4.82%, 7/13/99 - 7/27/99 ..................................      50,000,000      49,872,986
    Dupont De Nemours Co., 4.79%, 7/07/99 ....................................................      25,000,000      24,980,042
    Ford Motor Credit Co., 5.02% - 5.05%, 9/08/99 - 9/30/99 ..................................     100,000,000      98,913,444
    General Electric Capital Corp., 4.75% - 5.03%, 7/09/99 - 8/10/99 .........................     125,000,000     124,630,611
    Halifax PLC, 4.80%, 11/01/99 .............................................................      25,000,000      24,590,000
    International Nederlanden (U.S.) Funding Corp., 4.82% - 5.03%, 7/09/99 - 7/23/99 .........     125,000,000     124,686,792
    Merrill Lynch & Co. Inc., 4.80% - 4.90%, 8/04/99 - 8/27/99 ...............................      50,000,000      49,692,708
    Morgan Stanley Dean Witter & Co., 4.83%, 8/05/99 - 8/06/99 ...............................      50,000,000      49,761,854
    National Australian Funding (DE) Inc., 5.09%, 11/05/99 ...................................      30,000,000      29,461,308
    National Rural Utilities Cooperative Finance Corp., 5.02% - 5.05%, 9/20/99 - 10/5/99 .....      75,000,000      74,074,181
    Province of British Columbia, 4.78% - 5.03%, 9/02/99 - 10/18/99 ..........................      29,359,000      29,001,338
    Salomon Smith Barney Holdings Inc., 4.80% - 4.94%, 7/30/99 - 8/23/99 .....................      50,000,000      49,721,514



THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)

                                                                                                   PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                                          AMOUNT                 VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
(a) COMMERCIAL PAPER (CONT.)
    Societe Generale NA Inc., 4.86% - 4.88%, 8/17/99 - 8/24/99 ...........................        $ 50,000,000       $   49,658,472
    Svenska Handelsbanken Inc., 4.80% - 4.81%, 7/14/99 - 8/11/99 .........................          30,000,000           29,873,297
    Westpac Capital Corp., 4.80% - 4.81%, 7/13/99 - 11/09/99 .............................          35,000,000           34,547,300
                                                                                                                     --------------
    TOTAL COMMERCIAL PAPER (COST $1,435,963,343) .........................................                            1,435,963,343
                                                                                                                     --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $2,559,402,930) .................                            2,559,402,930
                                                                                                                     --------------
(b) REPURCHASE AGREEMENTS 30.7%
    Barclays Capital Inc., 4.75%, 7/01/99 (Maturity Value $100,013,194) ..................         100,000,000          100,000,000
      Collateralized by U.S. Treasury Notes
    CIBC Oppenheimer Corp., 4.80%, 7/01/99 (Maturity Value $200,026,667) .................         200,000,000          200,000,000
      Collateralized by U.S. Treasury Notes
    Dresdner Kleinwort Benson, North America LLC 4.75%, 7/01/99 (Maturity Value $200,026,389)      200,000,000          200,000,000
      Collateralized by U.S. Treasury Notes
    Goldman, Sachs & Co., 4.65%, 7/01/99 (Maturity Value $50,006,458) ....................          50,000,000           50,000,000
      Collateralized by U.S. Treasury Notes
    J.P. Morgan Securities Inc., 4.89%, 7/01/99 (Maturity Value $89,012,089) .............          89,000,000           89,000,000
      Collateralized by U.S. Treasury Notes
    Morgan Stanley & Co. Inc., 4.75%, 7/01/99 (Maturity Value $88,871,725) ...............          88,860,000           88,860,000
      Collateralized by U.S. Treasury Notes
    NationsBanc Montgomery Securities LLC, 4.70%, 7/01/99 (Maturity Value $200,026,111) ..         200,000,000          200,000,000
      Collateralized by U.S. Treasury Notes
    Warburg Dillon Read LLC, 4.80%, 7/01/99 (Maturity Value $200,026,667) ................         200,000,000          200,000,000
      Collateralized by U.S. Treasury Notes
                                                                                                                     --------------
    TOTAL REPURCHASE AGREEMENTS (COST $1,127,860,000) ....................................                            1,127,860,000
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $3,687,262,930) 100.4% .......................................                            3,687,262,930
    OTHER ASSETS, LESS LIABILITIES (.4)% .................................................                              (14,859,145)
                                                                                                                     --------------
    NET ASSETS 100.0% ....................................................................                           $3,672,403,785
                                                                                                                     ==============

(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the portfolio.

(b) See note 1(b) regarding repurchase agreements.


                See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                                     YEAR ENDED JUNE 30,
                                                             -------------------------------------------------------------
                                                                  1999         1998         1997         1996         1995
                                                             -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................  $    1.00     $    1.00    $   1.00     $   1.00     $   1.00
                                                             -------------------------------------------------------------
Income from investment operations - net investment income..       .049         .054         .052         .054         .052
Less distributions from net investment income .............      (.049)       (.054)       (.052)       (.054)       (.052)
                                                             -------------------------------------------------------------
Net asset value, end of year ..............................  $    1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                             -------------------------------------------------------------

Total return(*) ...........................................       4.97%        5.53%        5.34%        5.55%        5.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........................   $258,458     $263,226     $285,629     $285,701     $474,654
Ratios to average net assets:
 Expenses .................................................        .15%         .15%         .15%         .15%         .15%
 Expenses excluding waiver and payments by affiliate ......        .15%         .16%         .16%         .17%         .16%
 Net investment income ....................................       4.84%        5.40%        5.20%        5.45%        5.25%


*  Total return is not annualized for periods less than one year.

                    See notes to financial statements.



THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 1999

                                                                                                 PRINCIPAL
 THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                             AMOUNT            VALUE
 ---------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT SECURITIES 31.1%
    U.S. Treasury Notes, 6.00%, 8/15/99 ..................................................      $10,000,000     $ 10,009,124
    U.S. Treasury Notes, 5.875%, 8/31/99 .................................................       15,000,000       15,027,279
    U.S. Treasury Notes, 6.875%, 8/31/99 .................................................       20,000,000       20,057,498
    U.S. Treasury Notes, 7.125%, 9/30/99 .................................................        5,000,000        5,027,612
    U.S. Treasury Notes, 5.875%, 11/15/99 ................................................       20,000,000       20,083,650
    U.S. Treasury Notes, 6.375%, 05/15/00 ................................................       10,000,000       10,104,429
                                                                                                                ------------
    TOTAL GOVERNMENT SECURITIES (COST $80,309,592) .......................................                        80,309,592
                                                                                                                ------------
(b) REPURCHASE AGREEMENTS 68.4%
    Barclays Capital Inc., 4.75%, 7/01/99 (Maturity Value $12,001,583)
      Collateralized by U.S. Treasury Notes ..............................................       12,000,000       12,000,000
    CIBC Oppenheimer Corp., 4.80%, 7/01/99 (Maturity Value $12,001,600)
      Collateralized by U.S. Treasury Notes ..............................................       12,000,000       12,000,000
    Dresdner Kleinwort Benson, North America LLC, 4.75%, 7/01/99 (Maturity Value
      $12,001,583) Collateralized by U.S. Treasury Notes .................................       12,000,000       12,000,000
    J.P. Morgan Securities Inc., 4.79%, 7/01/99 (Maturity Value $22,437,985)
      Collateralized by U.S. Treasury Bills, U.S. Treasury Notes .........................       22,435,000       22,435,000
    J.P. Morgan Securities Inc., 4.89%, 7/01/99 (Maturity Value $30,004,075)
      Collateralized by U.S. Treasury Bills, U.S. Treasury Notes .........................       30,000,000       30,000,000
    Merrill Lynch Government Securities Inc., 4.65%, 7/01/99 (Maturity Value $12,001,550)
      Collateralized by U.S. Treasury Notes ..............................................       12,000,000       12,000,000
    Morgan Stanley & Co. Inc., 4.75%, 7/01/99 (Maturity Value $52,441,919)
      Collateralized by U.S. Treasury Bills, U.S. Treasury Notes .........................       52,435,000       52,435,000
    NationsBanc Montgomery Securities LLC, 4.70%, 7/01/99 (Maturity Value $12,001,567)
      Collateralized by U.S. Treasury Notes ..............................................       12,000,000       12,000,000
    Warburg Dillon Read LLC, 4.80%, 7/01/99 (Maturity Value $12,001,600)
      Collateralized by U.S. Treasury Notes ..............................................       12,000,000       12,000,000
                                                                                                                ------------
    TOTAL REPURCHASE AGREEMENTS (COST $176,870,000) ......................................                       176,870,000
                                                                                                                ------------
    TOTAL INVESTMENTS (COST $257,179,592) 99.5% ..........................................                       257,179,592
    OTHER ASSETS, LESS LIABILITIES .5% ...................................................                         1,278,789
                                                                                                                ------------
    NET ASSETS 100.0% ....................................................................                      $258,458,381
                                                                                                                ============


b See note 1(b) regarding repurchase agreements.


                See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1999

                                                                                                THE U.S.
                                                                                               GOVERNMENT
                                                                                THE            SECURITIES
                                                                           MONEY MARKET       MONEY MARKET
                                                                             PORTFOLIO          PORTFOLIO
                                                                          ---------------------------------
Assets:
 Investments in securities, at value and cost .........................   $2,559,402,930       $ 80,309,592
 Repurchase agreements, at value and cost .............................    1,127,860,000        176,870,000
 Cash .................................................................            1,482              1,226
 Interest receivable ..................................................       10,623,714          1,324,040
                                                                          ---------------------------------
      Total assets ....................................................    3,697,888,126        258,504,858
                                                                          ---------------------------------
Liabilities:
 Payables:
  Investment securities purchased .....................................       24,997,585               --
  Affiliates ..........................................................          424,491             43,814
 Other liabilities ....................................................           62,265              2,663
                                                                          ---------------------------------
      Total liabilities ...............................................       25,484,341             46,477
                                                                          ---------------------------------
Net assets, at value ..................................................   $3,672,403,785       $258,458,381
                                                                          =================================
Shares outstanding ....................................................    3,672,403,785        258,458,381
                                                                          =================================
Net asset value per share .............................................           $ 1.00             $ 1.00
                                                                          =================================


                         See notes to financial statements.



THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1999

                                                                                                THE U.S.
                                                                                               GOVERNMENT
                                                                                     THE       SECURITIES
                                                                                MONEY MARKET  MONEY MARKET
                                                                                  PORTFOLIO     PORTFOLIO
                                                                               ---------------------------
Investment income:
 Interest ...................................................................  $138,357,052   $14,596,792
                                                                               --------------------------
Expenses:
 Management fees (Note 3) ...................................................     3,996,761       437,891
 Custodian fees .............................................................        26,396         2,992
 Reports to shareholders ....................................................         2,109           222
 Professional fees ..........................................................        52,539         5,317
 Other ......................................................................        19,159           --
                                                                               --------------------------
      Total expenses ........................................................     4,096,964       446,422
      Expenses waived/paid by affiliate (Note 3) ............................       (95,954)       (7,712)
                                                                               --------------------------
       Net expenses .........................................................     4,001,010       438,710
                                                                               --------------------------
        Net investment income ...............................................   134,356,042    14,158,082
                                                                               --------------------------
Net realized gain from investments ..........................................           651           --
                                                                               --------------------------
Net increase in net assets resulting from operations ........................  $134,356,693   $14,158,082
                                                                               ==========================


              See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 1999 AND 1998

                                                                                                   THE U.S. GOVERNMENT SECURITIES
                                                             THE MONEY MARKET PORTFOLIO                MONEY MARKET PORTFOLIO
                                                       ----------------------------------------------------------------------------
                                                             1999                   1998              1999                 1998
                                                       ----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................    $  134,356,042        $  108,653,664      $ 14,158,082         $ 14,190,444
  Net realized gain from investments ...............               651                  --                --                   --
                                                       ----------------------------------------------------------------------------
      Net increase in net assets resulting from
       operations ..................................       134,356,693           108,653,664        14,158,082           14,190,444
 Distributions to shareholders from net investment
       income ......................................      (134,356,693)(+)      (108,653,664)      (14,158,082)         (14,190,444)
 Capital share transactions (Note 2) ...............     1,628,774,482           270,083,314        (4,767,997)           4,597,201
                                                       ----------------------------------------------------------------------------
      Net increase (decrease) in net assets ........     1,628,774,482           270,083,314        (4,767,997)           4,597,201
Net assets (there is no undistributed net investment
 income at beginning or end of year):
  Beginning of year ................................     2,043,629,303         1,773,545,989       263,226,378          258,629,177
                                                       ----------------------------------------------------------------------------
  End of year ......................................    $3,672,403,785        $2,043,629,303      $258,458,381         $263,226,378
                                                       ============================================================================

+  Distributions were increased by a net realized gain from investments of $651.


                     See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide a high level of current income consistent with preservation of capital and liquidity. The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 1999, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.



THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (continued)


2. SHARES OF BENEFICIAL INTEREST

At June 30, 1999, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                                                       THE U.S.
                                                                                     THE              GOVERNMENT
                                                                                MONEY MARKET       SECURITIES MONEY
                                                                                  PORTFOLIO        MARKET PORTFOLIO
                                                                             --------------------------------------
Year ended June 30, 1999
 Shares sold .............................................................   $ 13,314,265,139      $    963,424,640
 Shares issued in reinvestment of distributions ..........................        134,356,720            14,164,293
 Shares redeemed .........................................................    (11,819,847,377)         (982,356,930)
                                                                             --------------------------------------
 Net increase (decrease) .................................................   $  1,628,774,482      $     (4,767,997)
                                                                             ======================================
Year ended June 30, 1998
 Shares sold .............................................................   $  5,690,107,931      $    963,956,819
 Shares issued in reinvestment of distributions ..........................        108,652,953            14,190,262
 Shares redeemed .........................................................     (5,528,677,570)         (973,549,880)
                                                                             --------------------------------------
 Net increase ............................................................   $    270,083,314      $      4,597,201
                                                                             ======================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, Institutional Fiduciary Trust, Franklin Templeton Money Fund Trust, and Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees, as noted in the Statements of Operations.

At June 30, 1999, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                                PERCENTAGE OF
                                                                                 SHARES       OUTSTANDING SHARES
                                                                             -----------------------------------
Franklin Money Fund .......................................................  2,152,976,361         58.63%
Institutional Fiduciary Trust - Money Market Portfolio ....................  1,295,694,772         35.28%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ...............    134,822,519          3.67%
Franklin Templeton Money Fund .............................................     88,910,133          2.42%

At June 30, 1999, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                                                    PERCENTAGE OF
                                                                                                   SHARES        OUTSTANDING SHARES
                                                                                                -----------------------------------
Institutional Fiduciary Trust - Franklin U.S. Government Securities Money Market Portfolio ...   113,377,163            43.87%
Franklin Federal Money Fund ..................................................................   145,081,218            56.13%



THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (continued)

4. INCOME TAXES

At June 30, 1999, The Money Market Portfolio has deferred capital losses occurring subsequent to October 31, 1998 of $8,692. For tax purposes, such losses will be reflected in the year ending June 30, 2000.



THE MONEY MARKET PORTFOLIOS
Independent Auditors' Report


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF THE MONEY MARKET PORTFOLIOS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
August 3, 1999







ANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
THE FRANKLIN CASH RESERVES FUND

JUNE 30, 1999

SHAREHOLDER LETTER


--------------------------------------------------------------------------------
Your fund's objective: The Franklin Cash Reserves Fund (the Fund) seeks high current income, consistent with capital preservation and liquidity. The Fund seeks to achieve this objective by investing all of its assets in The Money Market Portfolio, whose investment objective is the same as the Fund's. The Fund's underlying portfolio is managed to maintain a stable net asset value of $1.00 per share, although there is no guarantee that it will accomplish this goal.
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to bring you the annual report for the Franklin Cash Reserves Fund for the period ended June 30, 1999.

During the year under review, domestic economic growth continued at a robust pace. Real U.S. gross domestic product (GDP) growth for the first three quarters of the fund's fiscal year averaged 4.66% annualized, and most projections for the final quarter ending in June are also above the Federal Reserve Board's (the Fed's) targeted long-term growth rate of 2.5%. For nearly the past year and a half, U.S. economic performance has reflected a balance between the effects of weakness abroad and a surge in credit-driven spending by U.S. households. Reduced inflation associated with recession in much of the rest of the world, along with the Fed's easing of interest rates in fall 1998 when credit growth threatened to falter, allowed for substantial declines in interest rates. This combination also increased equity and real estate prices that, in turn, powered domestic spending. The result has been an enviable position of rapid economic growth coupled with low inflation and rising asset prices.


CONTENTS


Shareholder Letter .........................................................   1
Franklin Cash Reserves Fund ................................................   4
Financial Highlights & Statement of Investments ............................   6
Financial Statements .......................................................   8
Notes to Financial Statements ..............................................  11


[PYRAMID  GRAPHIC]


Foreign growth is now beginning to improve. The emerging markets crisis has largely dissipated, and forecasts point to a return to more normal growth. Even Japan, mired in a deep recession for years, showed signs of life during the period under review, with annualized first quarter GDP growth of 4.3%, well above estimates.

The prospect of sizzling domestic demand and a stronger global backdrop posed a realistic threat that the U.S. economy might overheat. An unexpected spike in April's inflation number coupled with strength in oil prices put the market on notice. In response, the Fed raised the federal funds target rate 0.25%, to 5.00%, at its June meeting. The bond market has also reacted unfavorably to the prospect of higher inflation, and the 30-year Treasury yield rose from its all-time low of 4.70% on October 5, 1998, to 5.96% on June 30, 1999.

Reflecting a 50 basis point (0.50%) net reduction in the federal funds target rate over the past year, the fund's seven-day yield during the reporting period declined from 5.14% on June 30, 1998, to 3.94% on June 30, 1999.

We continue to invest the fund's assets in only the highest quality money market securities. For example, on June 30, 1999, over 75% of the securities purchased for the portfolio carried AA or higher long-term credit ratings by Standard & Poor's and Moody's, national credit rating agencies, with the balance rated A.(1) Consistent with the fund's objective of providing shareholders with a higher quality and conservative investment vehicle, we do not invest the fund's cash in derivatives or other potentially volatile securities that we believe involve undue risk.



(1). This does not indicate a rating for the fund.



Please remember, this discussion reflects our views, opinions and portfolio holdings as of June 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin's Institutional Fiduciary Trust


FRANKLIN CASH RESERVES FUND

THE MONEY MARKET PORTFOLIO [PIE CHART]
Portfolio Composition
6/30/99

Commercial Paper          39.1%
Repurchase Agreements     30.7%
Certificates of Deposits  27.2%
Bank Notes                3.4%


The Franklin Cash Reserves Fund's investment objective is to provide high current income, consistent with capital preservation and liquidity. The Fund invests all of its assets in shares of The Money Market Portfolio (the Portfolio), which has the same investment objective as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

- U.S. government and federal agency obligations(2)

- Certificates of deposit

- Bankers' acceptances

- High grade commercial paper

- High grade short-term corporate obligations

- Repurchase agreements collateralized by U.S. government securities(2)

The Portfolio's composition as a percentage of total investments on June 30, 1999, is shown to the left.


2. U.S. government securities owned by the Portfolio or held under repurchase agreement, but not shares of the Franklin Cash Reserves Fund, are guaranteed by the U.S. government as to the timely payment of principal and interest.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 7 of this report.


PERFORMANCE SUMMARY


FRANKLIN CASH RESERVES FUND
Period Ended June 30, 1999

--------------------------------------------------------------------------------
7-Day Current Yield(4):                                                    3.94%

7-Day Effective Yield(4):                                                  4.02%

Average Weighted Maturity:                                               57 days


3. Source for the Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of June 30, 1999, there were 198 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

4. Annualized and effective yields are for the 7-day period shown and reflect fluctuations in interest rates on Portfolio investments, and Fund expenses. Past performance does not guarantee future results.

FRANKLIN CASH RESERVES FUND [BAR CHART]
Total Returns vs. Lipper Institutional
Money Market Funds Index(3)
Periods Ended June 30, 1999

                                         One-Year              Three-Year

Franklin Cash Reserves Fund               4.49%                  15.61%
Lipper                                    4.97%                  16.44%


Past performance is not predictive of future results.


INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Highlights

                                                                                      YEAR ENDED JUNE 30,
                                                              ----------------------------------------------------------------
                                                                1999           1998           1997        1996         1995
                                                              ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................     $   1.00       $   1.00       $  1.00      $  1.00      $  1.00
                                                              ----------------------------------------------------------------
Income from investment operations - net investment income         .044           .051          .050         .052         .052

Less distributions from net investment income ...........        (.044)         (.051)        (.050)       (.052)       (.052)
                                                              ----------------------------------------------------------------
Net asset value, end of year ............................     $   1.00       $   1.00       $  1.00      $  1.00      $  1.00
                                                              ================================================================

Total return* ...........................................         4.49%          5.28%         5.11%        5.35%        5.34%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................     $135,390       $119,585       $76,510      $30,381      $14,545

Ratios to average net assets:

 Expenses** .............................................          .82%           .50%          .50%         .49%         .40%

 Expenses excluding waiver and payments by affiliate** ..          .82%           .77%          .69%         .73%         .79%

 Net investment income ..................................         4.38%          5.14%         5.00%        5.10%        5.69%

*Total return is not annualized for periods less than one year.

**The expense ratio includes the Fund's share of the Portfolio's allocated expenses.


                      See notes to financial statements.


INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

STATEMENT OF INVESTMENTS, JUNE 30, 1999

                                                                                    SHARES          VALUE
------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 99.6%
The Money Market Portfolio (Note 1) (COST $134,822,519) ........................  134,822,519   $134,822,519
OTHER ASSETS, LESS LIABILITIES .4% .............................................                     567,033
                                                                                                ------------
NET ASSETS 100.0% ..............................................................                $135,389,552
                                                                                                ============


                       See notes to financial statements.                      7

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Financial Statements


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999


Assets:
 Investments in securities, at value and cost....................   $134,822,519
 Receivables for capital shares sold ............................      3,634,053
      Total assets ..............................................    138,456,572
                                                                    ------------
Liabilities:
 Payables:
  Capital shares redeemed .......................................      2,844,282
  Affiliates ....................................................        214,756
 Other liabilities ..............................................          7,982
                                                                    ------------
      Total liabilities .........................................      3,067,020
                                                                    ------------
Net assets, at value ............................................   $135,389,552
                                                                    ============
Shares outstanding ..............................................    135,389,552
                                                                    ============
Net asset value per share .......................................   $       1.00
                                                                    ============



                      See notes to financial statements.


INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Financial Statements (Continued)


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1999


Investment income:
 Dividends .......................................................    $7,456,088
                                                                      ----------
Expenses:
 Administrative fees (Note 3) ....................................       369,360
 Distribution fees (Note 3) ......................................       369,360
 Transfer agent fees (Note 3) ....................................       203,829
 Reports to shareholders .........................................         6,989
 Registration and filing fees ....................................        18,041
 Professional fees ...............................................         8,535
 Trustees' fees and expenses .....................................         6,906
 Other ...........................................................         1,066
                                                                      ----------
      Total expenses .............................................       984,086
                                                                      ----------
       Net investment income .....................................     6,472,002
                                                                      ----------
Net increase in net assets resulting from operations..............    $6,472,002
                                                                      ==========



                       See notes to financial statements.


INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

FINANCIAL STATEMENTS (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 1999 AND 1998

                                                                                                  1999               1998
                                                                                              ---------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .................................................................     $   6,472,002      $   6,018,398
 Distributions to shareholders from net investment income ...............................        (6,472,002)        (6,018,398)
 Capital share transactions (Note 2) ....................................................        15,804,969         43,074,366
                                                                                              ---------------------------------
      Net increase in net assets ........................................................        15,804,969         43,074,366
Net assets (there is no undistributed net investment income at beginning or end of year):
 Beginning of year ......................................................................       119,584,583         76,510,217
                                                                                              ---------------------------------
 End of year ............................................................................     $ 135,389,552      $ 119,584,583
                                                                                              =================================


                     See notes to financial statements.


INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Cash Reserves Fund (the Fund) is a separate, diversified series of Institutional Fiduciary Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of three separate series (the Funds). The Fund's objective is to seek high current income consistent with the preservation of capital and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in net asset value of the Portfolio. As of June 30, 1999, the Fund owns 3.67% of the Portfolio.

b. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.



INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST

At June 30, 1999, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:


                                                 YEAR ENDED JUNE 30,
                                          --------------------------------
                                               1999               1998
                                          --------------------------------

     Shares sold .......................  $ 296,189,371      $ 326,338,904
     Shares issued in reinvestment
      of distributions .................      6,445,425          5,965,145
     Shares redeemed ...................   (286,829,827)      (289,229,683)
                                          --------------------------------
     Net increase ......................  $  15,804,969      $  43,074,366
                                          ================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, principal underwriter, and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers of .25% per year of the Fund's average daily net assets.

The Fund reimburses Distributors up to .25% per year of its average daily net assets, for costs incurred in marketing the Fund's shares.

The Fund paid transfer agent fees of $203,829 of which $129,414 was paid to Investor Services.



INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF INSTITUTIONAL FIDUCIARY TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Cash Reserve Fund (the "Fund") (one of the funds constituting the Institutional Fiduciary Trust) at June 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
San Francisco, California
August 3, 1999



THE MONEY MARKET PORTFOLIOS
FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                                                                      YEAR ENDED JUNE 30,
                                                              --------------------------------------------------------------------
                                                                 1999          1998          1997          1996          1995
                                                              --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................     $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                              --------------------------------------------------------------------
Income from investment operations - net investment income           .051          .055          .053          .055          .053
Less distributions from net investment income ...........          (.051)        (.055)        (.053)        (.055)        (.053)
                                                              --------------------------------------------------------------------
Net asset value, end of year ............................     $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                              --------------------------------------------------------------------

Total return* ...........................................           5.18%         5.64%         5.47%         5.66%         5.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................     $3,672,404    $2,043,629    $1,773,546    $1,550,085    $1,305,574
Ratios to average net assets:
 Expenses ...............................................            .15%          .15%          .15%          .15%          .15%
 Expenses excluding waiver and payments by affiliate ....            .15%          .16%          .16%          .16%          .16%
 Net investment income ..................................           5.04%         5.50%         5.34%         5.50%         5.42%

*Total return is not annualized for periods less than one year.


                     See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 1999

                                                                                                      PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                                             AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------------------
 BANK NOTES 3.4%
 NationsBank NA, Charlotte Branch, 4.87% - 5.27%, 8/02/99 - 10/18/99 ..............................  $100,000,000      $100,000,718
 Wachovia Bank NA, North Carolina Branch, 4.92%, 8/26/99 ..........................................    25,000,000        25,000,384
                                                                                                                       ------------
 TOTAL BANK NOTES (COST $125,001,102)                                                                                   125,001,102
                                                                                                                       ------------
 CERTIFICATES OF DEPOSIT 27.2%
 ABN-AMRO Bank NV, Chicago Branch, 5.10%, 4/07/00 .................................................    24,000,000        23,994,659
 Australia & New Zealand Banking Group, New York Branch, 5.065% - 5.09%, 09/17/99 - 9/29/99 .......    75,000,000        75,001,493
 Bank of Montreal, Chicago Branch, 5.12% - 5.245%, 3/02/00 - 4/10/00 ..............................    50,000,000        49,994,749
 Bank of Nova Scotia, Portland Branch, 4.97%, 9/02/99 .............................................    25,000,000        25,000,432
 Barclays Bank PLC, New York Branch, 4.99% - 5.005%, 9/07/99 - 9/10/99 ............................    75,000,000        75,001,915
 Bayerische Landesbank, New York Branch, 4.91%, 7/02/99 ...........................................    25,000,000        25,000,007
 Bayerische Vereinsbank, New York Branch, 4.92%, 7/01/99 - 7/06/99 ................................    50,000,000        50,000,000
 Credit Agricole Indosuez, New York Branch, 4.90% - 5.31%, 7/12/99 - 1/13/00 ......................   100,000,000       100,006,049
 Credit Communal De Belgique, New York Branch, 5.01%, 9/03/99 .....................................    25,000,000        25,000,878
 Den Danske Bank, New York Branch, 5.08%, 9/21/99 .................................................    25,000,000        25,000,562
 Deutsche Bank AG, New York Branch, 5.27% - 5.62%, 3/03/00 - 6/26/00 ..............................   124,000,000       123,960,604
 Landesbank Hessen Thuringen, New York Branch, 4.88%, 7/14/99 .....................................    25,000,000        25,000,045
 Morgan Guaranty & Trust, New York Branch, 4.95% - 5.07%, 9/22/99 - 9/23/99 .......................    50,000,000        49,989,147
 National Westminster Bank PLC, New York Branch, 5.13%, 10/08/99 ..................................    25,000,000        25,000,677
 Rabobank Nederland NV, New York Branch, 5.41% - 5.64%, 7/30/99 - 6/01/00 .........................    25,500,000        25,491,408
 Royal Bank of Canada, New York Branch, 4.91% - 5.70%, 8/09/99 - 7/03/00 ..........................    50,000,000        49,997,964
 Societe Generale, New York Branch, 4.86% - 5.11%, 7/26/99 - 10/04/99 .............................    50,000,000        50,000,000
 Svenska Handelsbanken, New York Branch, 4.875%, 7/16/99 ..........................................    25,000,000        25,000,050
 Toronto Dominion Bank, New York Branch, 4.90% - 5.10%, 10/25/99 - 2/22/00 ........................    50,000,000        49,994,548
 UBS AG, New York Branch, 4.93% - 5.27%, 10/15/99 - 11/10/99 ......................................   100,000,000       100,003,298
                                                                                                                       ------------
 TOTAL CERTIFICATES OF DEPOSIT (COST $998,438,485) ................................................                     998,438,485
                                                                                                                       ------------
(a)COMMERCIAL PAPER 39.1%
 Abbey National North America Corp., 4.74% - 4.82%, 7/08/99 - 7/22/99 .............................    85,000,000        84,825,176
 American Express Credit Corp., 4.79% - 5.03%, 7/08/99 - 8/20/99 ..................................   125,000,000       124,420,569
 Associates Corp. of North America, 4.85% - 4.92%, 8/12/99 - 8/31/99 ..............................   100,000,000        99,300,300
 BIL North America Inc., 4.805%, 7/23/99 ..........................................................    25,000,000        24,926,590
 Canadian Imperial Holdings Inc., 5.75%, 7/01/99 ..................................................   125,000,000       125,000,000
 Chevron U.K. Investment PLC, 4.85%, 9/01/99 ......................................................     5,000,000         4,958,236
 Coca Cola Co., 5.00%, 9/16/99 - 9/24/99 ..........................................................    50,000,000        49,437,500
 Cregem North America Inc., 4.80% - 4.87%, 7/06/99 - 8/25/99 ......................................    80,000,000        79,629,125
 Den Danske Corp. Inc., 4.81% - 4.82%, 7/13/99 - 7/27/99 ..........................................    50,000,000        49,872,986
 Dupont De Nemours Co., 4.79%, 7/07/99 ............................................................    25,000,000        24,980,042
 Ford Motor Credit Co., 5.02% - 5.05%, 9/08/99 - 9/30/99 ..........................................   100,000,000        98,913,444
 General Electric Capital Corp., 4.75% - 5.03%, 7/09/99 - 8/10/99 .................................   125,000,000       124,630,611
 Halifax PLC, 4.80%, 11/01/99 .....................................................................    25,000,000        24,590,000
 International Nederlanden (U.S.) Funding Corp., 4.82% - 5.03%, 7/09/99 - 7/23/99 .................   125,000,000       124,686,792
 Merrill Lynch & Co. Inc., 4.80% - 4.90%, 8/04/99 - 8/27/99 .......................................    50,000,000        49,692,708
 Morgan Stanley Dean Witter & Co., 4.83%, 8/05/99 - 8/06/99 .......................................    50,000,000        49,761,854
 National Australian Funding (DE) Inc., 5.09%, 11/05/99 ...........................................    30,000,000        29,461,308
 National Rural Utilities Cooperative Finance Corp., 5.02% - 5.05%, 9/20/99 - 10/5/99 .............    75,000,000        74,074,181
 Province of British Columbia, 4.78% - 5.03%, 9/02/99 - 10/18/99 ..................................    29,359,000        29,001,338
 Salomon Smith Barney Holdings Inc., 4.80% - 4.94%, 7/30/99 - 8/23/99 .............................    50,000,000        49,721,514



THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (CONT.)

                                                                                                      PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                                             AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(a) COMMERCIAL PAPER (CONT.)
 Societe Generale NA Inc., 4.86% - 4.88%, 8/17/99 - 8/24/99 .....................................  $   50,000,000    $   49,658,472
 Svenska Handelsbanken Inc., 4.80% - 4.81%, 7/14/99 - 8/11/99 ...................................      30,000,000        29,873,297
 Westpac Capital Corp., 4.80% - 4.81%, 7/13/99 - 11/09/99 .......................................      35,000,000        34,547,300
                                                                                                                     --------------
 TOTAL COMMERCIAL PAPER (COST $1,435,963,343) ...................................................                     1,435,963,343
                                                                                                                     --------------
 TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $2,559,402,930) ...........................                     2,559,402,930
                                                                                                                     --------------
(b) REPURCHASE AGREEMENTS 30.7%
 Barclays Capital Inc., 4.75%, 7/01/99 (Maturity Value $100,013,194) ............................     100,000,000       100,000,000
  Collateralized by U.S. Treasury Notes
 CIBC Oppenheimer Corp., 4.80%, 7/01/99 (Maturity Value $200,026,667) ...........................     200,000,000       200,000,000
  Collateralized by U.S. Treasury Notes
 Dresdner Kleinwort Benson, North America LLC 4.75%, 7/01/99 (Maturity Value $200,026,389) ......     200,000,000       200,000,000
  Collateralized by U.S. Treasury Notes
 Goldman, Sachs & Co., 4.65%, 7/01/99 (Maturity Value $50,006,458) ..............................      50,000,000        50,000,000
  Collateralized by U.S. Treasury Notes
 J.P. Morgan Securities Inc., 4.89%, 7/01/99 (Maturity Value $89,012,089) .......................      89,000,000        89,000,000
  Collateralized by U.S. Treasury Notes
 Morgan Stanley & Co. Inc., 4.75%, 7/01/99 (Maturity Value $88,871,725) .........................      88,860,000        88,860,000
  Collateralized by U.S. Treasury Notes
 NationsBanc Montgomery Securities LLC, 4.70%, 7/01/99 (Maturity Value $200,026,111) ............     200,000,000       200,000,000
  Collateralized by U.S. Treasury Notes
 Warburg Dillon Read LLC, 4.80%, 7/01/99 (Maturity Value $200,026,667) ..........................     200,000,000       200,000,000
  Collateralized by U.S. Treasury Notes
                                                                                                                     --------------
 TOTAL REPURCHASE AGREEMENTS (COST $1,127,860,000) ..............................................                     1,127,860,000
                                                                                                                     --------------
 TOTAL INVESTMENTS (COST $3,687,262,930) 100.4% .................................................                     3,687,262,930
 OTHER ASSETS, LESS LIABILITIES (.4)% ...........................................................                       (14,859,145)
                                                                                                                     --------------
 NET ASSETS 100.0% ..............................................................................                    $3,672,403,785
                                                                                                                     ==============


(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the portfolio.

(b) See note 1(b) regarding repurchase agreements.


                     See notes to financial statements.


THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                                      YEAR ENDED JUNE 30,
                                                              ---------------------------------------------------------------------
                                                                1999           1998           1997           1996           1995
                                                              ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                              ---------------------------------------------------------------------
Income from investment operations - net investment income         .049           .054           .052           .054           .052

Less distributions from net investment income ...........        (.049)         (.054)         (.052)         (.054)         (.052)
                                                              ---------------------------------------------------------------------
Net asset value, end of year ............................     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                              ---------------------------------------------------------------------

Total return* ...........................................         4.97%          5.53%          5.34%          5.55%          5.32%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................     $258,458       $263,226       $285,629       $285,701       $474,654

Ratios to average net assets:

 Expenses ...............................................          .15%           .15%           .15%           .15%           .15%

 Expenses excluding waiver and payments by affiliate ....          .15%           .16%           .16%           .17%           .16%

 Net investment income ..................................         4.84%          5.40%          5.20%          5.45%          5.25%


*Total return is not annualized for periods less than one year.


                       See notes to financial statements.


THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, JUNE 30, 1999

                                                                                                           PRINCIPAL
 THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                                       AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 GOVERNMENT SECURITIES 31.1%
 U.S. Treasury Notes, 6.00%, 8/15/99 ...................................................................  $10,000,000  $ 10,009,124
 U.S. Treasury Notes, 5.875%, 8/31/99 ..................................................................   15,000,000    15,027,279
 U.S. Treasury Notes, 6.875%, 8/31/99 ..................................................................   20,000,000    20,057,498
 U.S. Treasury Notes, 7.125%, 9/30/99 ..................................................................    5,000,000     5,027,612
 U.S. Treasury Notes, 5.875%, 11/15/99 .................................................................   20,000,000    20,083,650
 U.S. Treasury Notes, 6.375%, 05/15/00 .................................................................   10,000,000    10,104,429
                                                                                                                       ------------
 TOTAL GOVERNMENT SECURITIES (COST $80,309,592) ........................................................                 80,309,592
                                                                                                                       ------------
(b) REPURCHASE AGREEMENTS 68.4%
 Barclays Capital Inc., 4.75%, 7/01/99 (Maturity Value $12,001,583)
  Collateralized by U.S. Treasury Notes ................................................................   12,000,000    12,000,000
 CIBC Oppenheimer Corp., 4.80%, 7/01/99 (Maturity Value $12,001,600)
  Collateralized by U.S. Treasury Notes ................................................................   12,000,000    12,000,000
 Dresdner Kleinwort Benson, North America LLC, 4.75%, 7/01/99 (Maturity Value $12,001,583)
  Collateralized by U.S. Treasury Notes ................................................................  12,000,000    12,000,000
 J.P. Morgan Securities Inc., 4.79%, 7/01/99 (Maturity Value $22,437,985)
  Collateralized by U.S. Treasury Bills, U.S. Treasury Notes ...........................................   22,435,000    22,435,000
 J.P. Morgan Securities Inc., 4.89%, 7/01/99 (Maturity Value $30,004,075)
  Collateralized by U.S. Treasury Bills, U.S. Treasury Notes ...........................................   30,000,000    30,000,000
 Merrill Lynch Government Securities Inc., 4.65%, 7/01/99 (Maturity Value $12,001,550)
  Collateralized by U.S. Treasury Notes ................................................................   12,000,000    12,000,000
 Morgan Stanley & Co. Inc., 4.75%, 7/01/99 (Maturity Value $52,441,919)
  Collateralized by U.S. Treasury Bills, U.S. Treasury Notes ...........................................   52,435,000    52,435,000
 NationsBanc Montgomery Securities LLC, 4.70%, 7/01/99 (Maturity Value $12,001,567)
  Collateralized by U.S. Treasury Notes ................................................................   12,000,000    12,000,000
 Warburg Dillon Read LLC, 4.80%, 7/01/99 (Maturity Value $12,001,600)
  Collateralized by U.S. Treasury Notes ................................................................   12,000,000    12,000,000
                                                                                                                       ------------
 TOTAL REPURCHASE AGREEMENTS (COST $176,870,000) .......................................................                176,870,000
                                                                                                                       ------------
 TOTAL INVESTMENTS (COST $257,179,592) 99.5% ...........................................................                257,179,592
 OTHER ASSETS, LESS LIABILITIES .5% ....................................................................                  1,278,789
                                                                                                                       ------------
 NET ASSETS 100.0% .....................................................................................               $258,458,381
                                                                                                                       ============

(b) See note 1(b) regarding repurchase agreements.


                     See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999

                                                                          THE U.S.
                                                                        GOVERNMENT
                                                         THE            SECURITIES
                                                     MONEY MARKET      MONEY MARKET
                                                      PORTFOLIO          PORTFOLIO
                                                    -------------------------------
Assets:

 Investments in securities, at value and cost ...   $2,559,402,930     $ 80,309,592

 Repurchase agreements, at value and cost .......    1,127,860,000      176,870,000

 Cash ...........................................            1,482            1,226

 Interest receivable ............................       10,623,714        1,324,040
                                                    -------------------------------
      Total assets ..............................    3,697,888,126      258,504,858
                                                    -------------------------------
Liabilities:

 Payables:

  Investment securities purchased ...............       24,997,585               --

  Affiliates ....................................          424,491           43,814

 Other liabilities ..............................           62,265            2,663
                                                    -------------------------------
      Total liabilities .........................       25,484,341           46,477
                                                    -------------------------------
Net assets, at value ............................   $3,672,403,785     $258,458,381
                                                    -------------------------------
Shares outstanding ..............................    3,672,403,785      258,458,381
                                                    -------------------------------
Net asset value per share .......................   $         1.00     $       1.00
                                                    -------------------------------


                       See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1999

                                                                              THE U.S.
                                                                             GOVERNMENT
                                                              THE           SECURITIES
                                                          MONEY MARKET      MONEY MARKET
                                                           PORTFOLIO         PORTFOLIO
                                                         -------------------------------
Investment income:

 Interest ..........................................     $ 138,357,052      $ 14,596,792
                                                         -------------------------------

Expenses:

 Management fees (Note 3) ..........................         3,996,761           437,891

 Custodian fees ....................................            26,396             2,992

 Reports to shareholders ...........................             2,109               222

 Professional fees .................................            52,539             5,317

 Other .............................................            19,159                --
                                                         -------------------------------
      Total expenses ...............................         4,096,964           446,422

      Expenses waived/paid by affiliate (Note 3) ...           (95,954)           (7,712)
                                                         -------------------------------
       Net expenses ................................         4,001,010           438,710
                                                         -------------------------------
        Net investment income ......................       134,356,042        14,158,082
                                                         -------------------------------
Net realized gain from investments .................               651                --
                                                         -------------------------------
Net increase in net assets resulting from operations     $ 134,356,693      $ 14,158,082
                                                         -------------------------------


                   See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Financial Statements (Continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 1999 AND 1998

                                                                                                 THE U.S. GOVERNMENT SECURITIES
                                                             THE MONEY MARKET PORTFOLIO               MONEY MARKET PORTFOLIO
                                                         -----------------------------------------------------------------------
                                                             1999                  1998               1999              1998
                                                         -----------------------------------------------------------------------
Increase (decrease) in net assets:

 Operations:

  Net investment income ............................     $  134,356,042       $  108,653,664      $ 14,158,082      $ 14,190,444

  Net realized gain from investments ...............                651                   --                --                --
                                                         -----------------------------------------------------------------------
      Net increase in net assets resulting from
        operations .................................        134,356,693          108,653,664        14,158,082        14,190,444

 Distributions to shareholders from net investment
   income ..........................................       (134,356,693)+       (108,653,664)      (14,158,082)      (14,190,444)

 Capital share transactions (Note 2) ...............      1,628,774,482          270,083,314        (4,767,997)        4,597,201
                                                         -----------------------------------------------------------------------
      Net increase (decrease) in net assets ........      1,628,774,482          270,083,314        (4,767,997)        4,597,201

Net assets (there is no undistributed net investment income at beginning or end of year):

  Beginning of year ................................      2,043,629,303        1,773,545,989       263,226,378       258,629,177
                                                         -----------------------------------------------------------------------
  End of year ......................................     $3,672,403,785       $2,043,629,303      $258,458,381      $263,226,378
                                                         =======================================================================


+Distributions were increased by a net realized gain from investments of $651.


                       See notes to financial statements.


THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide a high level of current income consistent with preservation of capital and liquidity. The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 1999, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.



THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST

At June 30, 1999, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                             THE U.S.
                                                           THE              GOVERNMENT
                                                      MONEY MARKET       SECURITIES MONEY
                                                        PORTFOLIO        MARKET PORTFOLIO
                                                    -------------------------------------
Year ended June 30, 1999

 Shares sold ..................................     $ 13,314,265,139      $ 963,424,640

 Shares issued in reinvestment of distributions          134,356,720         14,164,293

 Shares redeemed ..............................      (11,819,847,377)      (982,356,930)
                                                    -------------------------------------
 Net increase (decrease) ......................     $  1,628,774,482      $  (4,767,997)
                                                    =====================================
Year ended June 30, 1998

 Shares sold ..................................     $  5,690,107,931      $ 963,956,819

 Shares issued in reinvestment of distributions          108,652,953         14,190,262

 Shares redeemed ..............................       (5,528,677,570)      (973,549,880)
                                                    -------------------------------------
 Net increase .................................     $    270,083,314      $   4,597,201
                                                    =====================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, Institutional Fiduciary Trust, Franklin Templeton Money Fund Trust, and Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees, as noted in the Statements of Operations.

At June 30, 1999, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                                                   PERCENTAGE OF
                                                                                                   SHARES       OUTSTANDING SHARES
                                                                                               -----------------------------------
Franklin Money Fund ........................................................................   2,152,976,361          58.63%
Institutional Fiduciary Trust - Money Market Portfolio .....................................   1,295,694,772          35.28%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund.................................     134,822,519           3.67%
Franklin Templeton Money Fund ..............................................................      88,910,133           2.42%

At June 30, 1999, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                                                   PERCENTAGE OF
                                                                                                   SHARES       OUTSTANDING SHARES
                                                                                               -----------------------------------
Institutional Fiduciary Trust - Franklin U.S. Government Securities Money Market Portfolio ..  113,377,163            43.87%
Franklin Federal Money Fund .................................................................  145,081,218            56.13%



THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. INCOME TAXES

At June 30, 1999, The Money Market Portfolio has deferred capital losses occurring subsequent to October 31, 1998 of $8,692. For tax purposes, such losses will be reflected in the year ending June 30, 2000.

THE MONEY MARKET PORTFOLIOS
INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF THE MONEY MARKET PORTFOLIOS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
August 3, 1999